Capital Assets	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Capital Assets
	March 31, 2015
	Cost	Accumulated Amortization	Net	December 31, 2014 Net

Equipment	$2,061	$44	$2,017	$-